Submission	Dec. 20, 2024
Submission [Line Items]
Central Index Key	0000887343
Registrant Name	COLUMBIA BANKING SYSTEM, INC
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES